Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Definite-lived intangible assets, amortization expense	$ 114	$ 85
Estimated annual amortization expense, 2022	111
Estimated annual amortization expense, 2023	77
Estimated annual amortization expense, 2024	59
Estimated annual amortization expense, 2025	54
Estimated annual amortization expense, 2026	$ 51